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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 2, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Government Limited Maturity Fund (the "Fund") (File Nos. 2-96738 and 811-4253)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 26 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2005.

         Please call the undersigned at (617) 954-5064 or Kerilynn Newman at
(617) 954-5192 with any questions you may have.

                                        Very truly yours,


                                        STEPHANIE A. MOLINARI
                                        Stephanie A. Molinari
                                        Counsel

SAM/bjn